Note 11 - INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liabilities:
Outside basis differences	$ (2,650)	$ (2,172)
Total deferred tax liabilities	(2,650)	(2,172)
Deferred tax assets:
Unused tax losses	1,140	1,181
Allowance for doubtful accounts	372	682
Inventory impairment	359	744
Allowance for impairment in investment	913	933
Rebates and other accrued liabilities	1,299	1,980
Unpaid retirement benefits	660	854
Charges related to flooding	8	874
Deferred revenue and cost of sales	625	320
Actuarial gain (loss)	1,045
Unabsorbed depreciation	960	320
Total deferred tax assets	7,381	7,568
Valuation allowance for deferred tax assets (note 10)	(1,341)	(875)
Total deferred tax assets	6,040	6,693
Net deferred tax assets	$ 3,390	$ 4,521